Restricted Net Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Minimum percentage of profit allocated to general reserve fund	10.00%
Maximum threshold percentage of general reserve fund to registered capital	50.00%
Percentage of annual appropriations after-tax income prior to payment of dividends	10.00%
Percentage of threshold exceeded on Company subsidiaries Net asset	25.00%